Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	€ 826.8	€ 674.7
Work-in-process	1,430.7	1,415.5
Finished products	1,050.8	1,073.4
Inventories, gross	3,308.3	3,163.6
Allowance for obsolescence and / or lower net realizable value	(349.9)	(382.7)	€ (415.0)
Inventories, net	€ 2,958.4	€ 2,780.9